Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets

	December 31, 2024			December 31, 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets (liabilities)
Fair value through profit or loss
Gold options not designated as hedging instruments[1]	—	—	—	—	(0.8)	—
Gold forwards acquired from Argonaut not designated as hedging instruments [1]	—	(140.0)	—	—	—	—
Share purchase warrants	—	—	—	—	(0.4)	—
Fair value through OCI
Equity securities	24.0	—	—	13.0	—	—
Currency derivatives designated as hedging instruments[1]	—	(9.0)	—	—	6.6	—
Fuel derivatives designated as hedging instruments[1]	—	(0.1)	—	—	(0.2)	—
	$24.0	($149.1)	$—	$13.0	$5.2	$—
1. On a gross basis, total derivatives recognized as at December 31, 2024 consist of total assets of nil, and total liabilities of $149.1 million ($9.1 million and $140.0 million classified as current and non-current liabilities, respectively) included in consolidated statements of financial position (December 31, 2023 - total assets of $6.6 million and total liabilities of $1.0 million).
Fair Value Methodology

Disclosure of fair value measurement of liabilities

	December 31, 2024			December 31, 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets (liabilities)
Fair value through profit or loss
Gold options not designated as hedging instruments[1]	—	—	—	—	(0.8)	—
Gold forwards acquired from Argonaut not designated as hedging instruments [1]	—	(140.0)	—	—	—	—
Share purchase warrants	—	—	—	—	(0.4)	—
Fair value through OCI
Equity securities	24.0	—	—	13.0	—	—
Currency derivatives designated as hedging instruments[1]	—	(9.0)	—	—	6.6	—
Fuel derivatives designated as hedging instruments[1]	—	(0.1)	—	—	(0.2)	—
	$24.0	($149.1)	$—	$13.0	$5.2	$—
1. On a gross basis, total derivatives recognized as at December 31, 2024 consist of total assets of nil, and total liabilities of $149.1 million ($9.1 million and $140.0 million classified as current and non-current liabilities, respectively) included in consolidated statements of financial position (December 31, 2023 - total assets of $6.6 million and total liabilities of $1.0 million).
Fair Value Methodology

Disclosure of information about credit exposures designated as measured at fair value through profit or loss
The effective portion of the changes in fair value of the currency option and forward contracts for the years ended December 31, 2024 and 2023 recorded in accumulated other comprehensive loss is:

	December 31, 2024	December 31, 2023
Balance, beginning of the period	$6.4	($1.9)
Change in value on currency instruments	(15.5)	18.1
Add: realized loss on CAD currency instruments	0.8	1.0
Less: realized gain on MXN currency instruments	(0.9)	(8.1)
Deferred income tax related to hedging instrument	3.9	(2.7)
	($5.3)	$6.4
The effective portion of the changes in fair value of the fuel option contracts for the years ended December 31, 2024 and 2023 recorded in accumulated other comprehensive loss is:

	December 31, 2024	December 31, 2023
Balance, beginning of the period	($0.1)	$0.1
Change in value on fuel contracts	(0.1)	(0.2)
Add: realized loss on fuel contracts	0.1	—
Deferred income tax related to fuel contracts	(0.1)	—
	($0.2)	($0.1)

Schedule of Contracts Settled on Monthly Basis
The open contracts, which settle on a monthly basis, are summarized as at December 31, 2024:
Canadian dollar contracts:

Period Covered	Contract type	Contracts (CAD$ Millions)	Average minimum rate (USD/CAD)	Average maximum rate (USD/CAD)
2025	Forwards	24.0	1.41	—
2025	Collars	603.0	1.35	1.42

Mexican Peso contracts:

Period Covered	Contract type	Contracts (MXN Millions)	Average minimum rate (MXN/USD)	Average maximum rate (MXN/USD)
2025	Collars	1,260.0	19.04	22.58

Schedule of Foreign Currency Exchange Rate Risk

	December 31, 2024	December 31, 2023
Impact of a 10% change in foreign exchange rates
Canadian dollar	$14.5	$10.0
Mexican peso	5.3	1.3

Disclosure of credit risk exposure
The currencies of the Company's financial instruments and other foreign currency denominated assets and liabilities based on notional amounts, denominated in U.S dollar equivalents were as follows:

	Canadian Dollars		Mexican Peso
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

Cash and cash equivalents	$18.9	$25.0	$11.8	$12.4
Equity securities	24.0	13.0	—	—
Amounts receivable	35.9	14.9	10.1	38.6
Other monetary net liabilities	(66.8)	(16.8)	(6.6)	(6.6)
Accounts payable and accrued liabilities	(153.6)	(124.1)	(17.7)	(16.4)
Income taxes payable	(3.2)	(0.1)	(45.6)	(40.2)
Total exposure to currency risk	(144.8)	(88.1)	(48.0)	(12.2)
The Company's maximum exposure to credit risk is as follows:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$327.2	$224.8
Derivative assets	—	6.6
Other receivables	4.2	11.2
Total financial instrument exposure to credit risk	$331.4	$242.6

Schedule of Maturities of Debt
The following table shows the maturities of contractual and other commitments. The amount presented represents the future undiscounted principal and interest cash flows therefore do not equate to the carrying amounts on the consolidated statements of financial position.

	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years	Total
Leases	17.2	19.7	2.7	—	39.6
Debt	—	—	250.0	—	250.0
Accounts payable and accrued liabilities	233.0	—	—	—	233.0
Decommissioning liabilities	6.5	36.6	58.7	92.0	193.8
Capital commitments	131.1	6.0	—	—	137.1
	$387.8	$62.3	$311.4	$92.0	$853.5